Fair Value Measurements (Summary Of Activity For U.S. Plan Assets Classified In Level 3) (Detail) (Hedge Funds [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Hedge Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Net Realized/ Unrealized Gains (Loss)	$ 2
Purchases, and Settlements, Net	12
Sales, Net
Transfer Into/(out) of Level3
Foreign Currency Exchange Rate Movements
Ending Balance	$ 14